Stockholders' Equity - Additional Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Class Of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock shares authorized	30,000,000	30,000,000	30,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	Holders of the Company’s common stock are entitled to one vote for each share.	Holders of the Company’s common stock are entitled to one vote for each share.
Common stock shares issued	2,441,201	2,397,770	1,437,500
Common stock shares outstanding	2,441,201	2,397,770	1,437,500
Common stock subject to possible redemption	5,763,508	5,806,939	0
Warrant expiration term	5 years	5 years
Exercise price per share	$ 0.01	$ 0.01
Common Stock
Class Of Stock [Line Items]
Unit price per share	$ 16.50	$ 16.50